Share Plans (Narrative) (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation cost	$ 16,200,000	$ 11,100,000	$ 10,600,000
Tax benefit from share-based compensation cost	5,800,000	3,800,000	3,400,000
Share Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Expiration period	10 years
Unrecognized compensation cost, share options	22,000,000
Weighted-average period to recognize unrecognized compensation cost, share options	2 years 3 months
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Weighted-average period to recognize unrecognized compensation cost, share options	2 years 5 months
Unrecognized compensation cost, restricted share units	18,200,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESPP employer match - percentage of employee payroll deduction	15.00%
ESPP employer match - maximum employee contribution	25,000
Post-Separation | Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted share units granted in period	7,300,000
Fair value of restricted share units vested in period	$ 100,000
Fiscal 2014 | Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESPP employer match - percentage of employee payroll deduction	25.00%
2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under 2013 Plan	5.7